Note 2 - Summary of Significant Accounting Policies - Adoption of New Accounting Policy and Restatement (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Equity pick up from Investment in Juanicipio	$ 126	$ (3,372)	$ 2,214	$ 1,884
Net (loss) income	$ (89)	$ (13,690)	$ (7,097)	$ (4,426)
Net (loss) income per share (in dollars per share)		$ (0.15)	$ (0.08)	$ (0.05)
Investment in Juanicipio	$ 156,902	$ 156,902	$ 202,570	$ 136,643
Deficit	(213,544)	(213,544)	(207,470)	(201,510)
Total Equity	304,476	304,476	$ 316,668	$ 215,247	$ 213,881
IFRS 16 [member]
Statement Line Items [Line Items]
Equity pick up from Investment in Juanicipio	3,518	3,518
Net (loss) income	$ 3,518	$ 3,518
Net (loss) income per share (in dollars per share)	$ 0.04	$ 0.04
Investment in Juanicipio	$ 3,518	$ 3,518
Deficit	3,518	3,518
Total Equity	3,518	3,518
Previously stated [member]
Statement Line Items [Line Items]
Equity pick up from Investment in Juanicipio	(3,392)	(6,890)
Net (loss) income	$ (3,607)	$ (17,208)
Net (loss) income per share (in dollars per share)	$ (0.04)	$ (0.19)
Investment in Juanicipio	$ 153,384	$ 153,384
Deficit	(217,062)	(217,062)
Total Equity	$ 300,958	$ 300,958